Fair value measurement (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Schedule of Company’s Fair Value on a Recurring Basis

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis on 31 December 2024 and 30 June 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		31 December	30 June
Description:	Level	2024	2024
		AUD$	AUD$
Liabilities:
Warrant liability—Private and Representative Warrants	3	12,676	12,676
Warrant liability – Penny Warrants	3	146,730	146,730
Warrant liability – Arena Ordinary Share Warrants	3	79,207	79,207
Total		238,613	238,613

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis on June 30, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		June 30,	June 30,
Description:	Level	2024	2023
		AUD	AUD
Liabilities:
Warrant liability—Private and Representative Warrants	3	12,676	-
Warrant liability – Penny Warrants	3	146,730	-
Warrant liability – Arena Ordinary Share Warrants	3	79,207	-
Total		238,613	-

Schedule of Fair Value Measurements of Warrants

The following table provides quantitative information regarding Level 3 fair value measurements for Private Warrants as of 31 December 2024 and 30 June 2024. The Representative Warrants were valued using similar information, except for the strike price which is USD$12.

31 December and 30 June
2024
$USD
Exercise price	$11.50
Share price	$0.97
Volatility	54.9%
Expected life	4.73
Risk-free rate	4.33%
Dividend yield	-%

The following table provides quantitative information regarding Level 3 fair value measurements for Private Warrants as of June 30, 2024. The Representative Warrants were valued using similar information, except for the strike price which is USD$12.

June 30,
2024
$USD
Exercise price	$11.50
Share price	$0.97
Volatility	54.9%
Expected life	4.73
Risk-free rate	4.33%
Dividend yield	-%

Schedule of Changes in the Fair Value

The following table presents a summary of the changes in the fair value of the Private Warrants Penny Warrants, and Arena Warrants, Level 3 liabilities, measured on a recurring basis.

	Private Placement	Representative	Arena Ordinary Share	Penny	Total Warrant Liabilities
	$AUD	$AUD	$AUD		$AUD
Fair value as of 30 June 2024	$12,655	$21	$79,207	$146,730	$238,613
Change in fair value	-	-	-	-	-
Fair value as of 31 December 2024	$12,655	$21	$79,207	$146,730	$238,613

There were no significant changes to fair values of above instruments from 30 June 2024 to 31 December 2024.

The following table presents a summary of the changes in the fair value of the Private Warrants Penny Warrants, and Arena Warrants, Level 3 liabilities, measured on a recurring basis.

	Private Placement	Representative	Arena Ordinary Share	Penny	Total Warrant Liabilities
	$AUD	$AUD	$AUD		$AUD
Fair value as of June 30, 2023	$-	$-	$-	$-	$-
Initial measurement at Business Combination	44,339	847	117,193	218,108	380,487
Change in fair value	(31,684)	(826)	(37,986)	(71,378)	(141,874)
Fair value as of June 30, 2024	$12,655	$21	$79,207	$146,730	$238,613

Warrants [member]
IfrsStatementLineItems [Line Items]
Schedule of Fair Value Measurements of Warrants

The following table provides quantitative information regarding Level 3 fair value measurements for the Penny Warrants and the Arena Ordinary Share Warrants as of 31 December 2024 and 30 June 2024.

	31 December and 30 June	Initial value April 8,
	2024	2024
	$USD	$USD
Exercise price	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days
Share price	$0.97	$1.43
Volatility	54.9%	51.9%
Expected life	4.83	5.0
Risk-free rate	4.33%	4.43%
Dividend yield	-%	-%

The following table provides quantitative information regarding Level 3 fair value measurements for the Penny Warrants and the Arena Ordinary Share Warrants as of June 30, 2024.

	June 30,	Initial value April 8,
	2024	2024
	$USD	$USD
Exercise price	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days
Share price	$0.97	$1.43
Volatility	54.9%	51.9%
Expected life	4.83	5.0
Risk-free rate	4.33%	4.43%
Dividend yield	-%	-%